N-4	Aug. 30, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Variable Separate Account VA-2
Entity Central Index Key	0000814848
Entity Investment Company Type	N-4
Document Period End Date	Aug. 30, 2024
Amendment Flag	false
Putnam V T Global Asset Allocation Fund Class I B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund, Class IB [5]	[1]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. /
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.11%	[2]
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Putnam V T Global Health Care Fund Class I B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund, Class IB [5]	[1]
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC /
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.16%

[1]	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
[2]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.